Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000099785
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,798	$ 17,230	$ 16,661	$ 17,136	$ 16,620	$ 15,738	$ 14,741	$ 14,344	$ 13,637	$ 14,930	$ 14,663	$ 14,251	$ 14,933	$ 13,855	$ 12,568	$ 12,844	$ 13,755	$ 14,086	$ 13,910	$ 13,210	$ 13,784	$ 13,637	$ 13,757	$ 14,582	$ 13,344	$ 13,939	$ 13,194	$ 12,804	$ 14,639	$ 15,602	$ 14,452	$ 15,542	$ 16,513	$ 17,107	$ 15,986	$ 16,795	$ 18,438	$ 16,764	$ 16,940	$ 15,762	$ 16,809	$ 16,426	$ 15,666	$ 15,236	$ 15,067	$ 13,940	$ 13,418	$ 12,887	$ 12,937	$ 12,538	$ 11,498	$ 11,716	$ 12,079	$ 12,097	$ 11,422	$ 11,345	$ 11,133	$ 10,521	$ 12,712	$ 13,839	$ 13,646	$ 13,860	$ 14,047	$ 13,718	$ 13,432	$ 12,721	$ 12,557	$ 12,403	$ 12,274	$ 12,296	$ 11,810	$ 11,777	$ 10,570	$ 11,423	$ 10,942	$ 11,166	$ 11,457	$ 11,071	$ 11,071	$ 10,728	$ 10,453	$ 10,297	$ 9,867	$ 10,640	$ 10,952	$ 10,918	$ 10,627	$ 10,705	$ 10,799	$ 10,778	$ 10,639	$ 10,454	$ 10,408	$ 10,393	$ 10,690	$ 10,290	$ 10,321	$ 9,881	$ 10,136	$ 10,719	$ 10,897	$ 11,321	$ 10,906	$ 10,210	$ 9,927	$ 10,252	$ 9,399	$ 9,422	$ 9,668	$ 9,440	$ 9,482	$ 8,944	$ 8,667	$ 9,232	$ 8,709	$ 9,163	$ 9,207	$ 9,823	$ 9,692	$ 10,063	$ 9,425
C000099787
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 15,621	17,046	16,498	16,976	16,473	15,611	14,629	14,245	13,552	14,839	14,589	14,185	14,875	13,807	12,535	12,813	13,733	14,073	13,907	13,212	13,799	13,661	13,781	14,617	13,387	13,992	13,248	12,869	14,725	15,694	14,546	15,654	16,640	17,251	16,130	16,955	18,626	16,944	17,132	15,950	17,020	16,643	15,883	15,461	15,297	14,162	13,643	13,104	13,166	12,762	11,717	11,949	12,322	12,347	11,667	11,591	11,382	10,758	13,014	14,171	13,982	14,212	14,407	14,079	13,797	13,069	12,914	12,763	12,631	12,666	12,170	12,142	10,906	11,795	11,304	11,544	11,851	11,455	11,461	11,112	10,842	10,681	10,241	11,052	11,382	11,351	11,052	11,142	11,248	11,232	11,093	10,911	10,868	10,852	11,173	10,764	10,796	10,348	10,617	11,236	11,430	11,880	11,449	10,725	10,435	10,782	9,893	9,916	10,187	9,953	10,000	9,443	9,155	9,755	9,207	9,695	9,746	10,404	10,272	10,671	10,000
C000099788
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,245	17,724	17,138	17,635	17,102	16,201	15,182	14,770	14,049	15,380	15,117	14,685	15,403	14,288	12,967	13,252	14,197	14,546	14,364	13,644	14,245	14,100	14,219	15,079	13,807	14,426	13,655	13,252	15,155	16,159	14,968	16,102	17,117	17,732	16,576	17,414	19,126	17,396	17,579	16,363	17,457	17,066	16,276	15,835	15,666	14,494	13,961	13,409	13,461	13,049	11,973	12,207	12,581	12,601	11,903	11,827	11,606	10,967	13,263	14,439	14,244	14,472	14,667	14,336	14,036	13,298	13,133	12,975	12,840	12,864	12,359	12,324	11,066	11,968	11,464	11,704	12,007	11,608	11,608	11,246	10,969	10,805	10,362	11,174	11,501	11,475	11,169	11,251	11,360	11,338	11,191	11,000	10,957	10,941	11,258	10,841	10,874	10,419	10,688	11,303	11,499	11,947	11,514	10,779	10,484	10,827	9,930	9,954	10,224	9,981	10,029	9,465	9,178	9,775	9,226	9,710	9,757	10,414	10,279	10,673	10,000
C000148175
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,534	19,119	18,479	18,999	18,413	17,435	16,329	15,878	15,087	16,511	16,214	15,750	16,505	15,302	13,879	14,176	15,174	15,539	15,337	14,554	15,188	15,018	15,141	16,042	14,679	15,324	14,496	14,068	16,075	17,126	15,854	17,041	18,100	18,745	17,509	18,389	20,184	18,341	18,528	17,237	18,371	17,952	17,113	16,631	16,447	15,208	14,635	14,048	14,102	13,658	12,524	12,755	13,148	13,161	12,419	12,335	12,098	11,425	13,802	15,020	14,804	15,032	15,229	14,866	14,552	13,774	13,597	13,421	13,269	13,294	12,760	12,724	11,417	12,331	11,805	12,053	12,358	11,936	11,936	11,559	11,262	11,088	10,618	11,451	11,780	11,735	11,416	11,494	11,599	11,571	11,415	11,216	11,160	11,138	11,451	11,022	11,049	10,576	10,844	11,458	11,650	12,094	11,650	10,899	10,596	10,938	10,026	10,041	10,303	10,057	10,097	9,524	9,227	9,819	9,258	9,740	9,782	10,433	10,292	10,678	10,000
C000099789
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 17,173	18,730	18,108	18,621	18,053	17,094	16,011	15,573	14,804	16,196	15,907	15,455	16,198	15,027	13,626	13,916	14,903	15,266	15,069	14,299	14,924	14,766	14,886	15,779	14,443	15,073	14,266	13,840	15,823	16,856	15,615	16,783	17,833	18,470	17,259	18,126	19,896	18,089	18,271	17,001	18,134	17,716	16,895	16,425	16,237	15,023	14,463	13,881	13,934	13,500	12,381	12,614	13,001	13,015	12,286	12,203	11,970	11,309	13,670	14,874	14,668	14,893	15,087	14,736	14,429	13,657	13,482	13,315	13,165	13,189	12,669	12,627	11,334	12,252	11,727	11,972	12,280	11,862	11,856	11,489	11,191	11,024	10,559	11,387	11,719	11,679	11,365	11,442	11,545	11,517	11,363	11,165	11,116	11,094	11,408	10,984	11,011	10,541	10,811	11,429	11,618	12,063	11,623	10,878	10,573	10,917	10,007	10,026	10,287	10,041	10,085	9,512	9,216	9,812	9,255	9,733	9,780	10,431	10,291	10,678	10,000
C000099790
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,736,537	1,894,059	1,830,633	1,882,167	1,824,453	1,727,433	1,617,792	1,573,496	1,495,057	1,636,248	1,607,063	1,561,057	1,635,913	1,516,993	1,375,841	1,405,312	1,504,651	1,540,898	1,520,847	1,443,478	1,506,371	1,489,498	1,501,996	1,591,428	1,456,134	1,520,461	1,438,356	1,395,783	1,595,447	1,699,793	1,574,275	1,691,726	1,796,953	1,860,972	1,738,671	1,826,008	2,004,352	1,821,645	1,840,156	1,711,948	1,824,927	1,783,266	1,699,942	1,653,094	1,634,046	1,511,595	1,454,267	1,396,612	1,401,360	1,357,501	1,245,445	1,268,396	1,307,135	1,308,478	1,235,300	1,226,596	1,202,970	1,136,029	1,372,766	1,494,007	1,473,149	1,495,525	1,515,130	1,479,595	1,448,117	1,370,681	1,352,999	1,335,891	1,321,364	1,323,785	1,270,391	1,266,777	1,136,666	1,228,615	1,176,221	1,200,358	1,231,174	1,189,023	1,189,023	1,151,746	1,122,184	1,104,795	1,058,810	1,141,277	1,174,148	1,170,527	1,138,756	1,146,559	1,156,745	1,153,972	1,138,445	1,118,837	1,113,320	1,111,114	1,142,575	1,099,749	1,102,495	1,055,544	1,082,254	1,144,083	1,163,048	1,207,857	1,163,048	1,088,796	1,058,036	1,092,213	1,001,307	1,003,251	1,029,499	1,004,674	1,009,112	951,423	921,916	981,522	925,448	973,799	978,052	1,043,113	1,029,237	1,067,797	1,000,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	3,425,401	3,509,050	3,314,486	3,344,819	3,274,877	3,197,321	3,158,870	3,049,449	2,905,386	3,029,109	2,934,687	2,785,931	2,739,889	2,620,823	2,401,505	2,453,085	2,575,898	2,617,574	2,536,102	2,378,915	2,368,619	2,332,217	2,249,624	2,305,885	2,169,563	2,302,203	2,180,356	2,017,053	2,221,665	2,316,121	2,120,593	2,311,383	2,307,150	2,527,558	2,437,071	2,512,293	2,649,391	2,535,749	2,553,442	2,386,257	2,502,655	2,428,806	2,372,449	2,318,328	2,302,248	2,185,605	2,093,901	2,037,711	2,058,493	1,982,278	1,786,699	1,835,512	1,908,010	1,780,058	1,685,046	1,652,189	1,577,076	1,397,877	1,594,863	1,737,928	1,738,610	1,687,673	1,628,558	1,594,032	1,564,755	1,589,940	1,567,413	1,464,220	1,563,583	1,502,738	1,474,094	1,428,236	1,322,274	1,453,513	1,424,484	1,528,991	1,520,337	1,472,360	1,419,534	1,410,850	1,377,673	1,372,407	1,408,194	1,462,082	1,382,905	1,367,698	1,326,999	1,296,739	1,270,530	1,266,653	1,241,132	1,233,433	1,216,316	1,203,952	1,202,549	1,156,624	1,135,095	1,113,093	1,073,342	1,093,285	1,093,078	1,091,545	1,052,732	1,050,011	1,031,487	1,027,504	962,228	963,528	1,013,839	1,030,085	1,027,031	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150	10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150	10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150	10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150	10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Account Value	17,617	19,149	18,488	19,181	18,592	17,602	16,423	16,068	15,261	16,572	16,283	15,975	16,791	15,424	13,788	14,232	15,310	15,837	15,526	14,737	15,387	15,342	15,613	16,597	15,079	15,867	14,969	14,480	16,589	17,627	16,239	17,480	18,338	19,034	17,777	18,497	20,091	18,330	18,518	17,294	18,383	18,008	17,254	16,789	16,652	15,402	14,595	14,209	14,219	13,879	12,707	13,148	13,508	13,489	12,993	12,700	12,486	11,473	14,110	15,176	14,986	14,895	15,128	14,966	14,691	14,106	13,892	13,704	13,617	13,648	13,067	12,997	11,648	12,645	12,072	12,400	12,711	12,367	12,293	11,799	11,389	11,330	10,925	11,781	12,139	12,174	11,860	11,844	11,939	11,863	11,715	11,489	11,504	11,454	11,637	11,188	11,170	10,693	10,958	11,548	11,722	12,144	11,689	10,933	10,686	10,883	9,878	9,921	10,283	10,150	10,167	9,549	9,350	9,927	9,456	9,862	9,883	10,398	10,294	10,617	10,000
DWS Index: FTSE NAREIT All Equity REITs Index
Account Value [Line Items]
Account Value	$ 1,761,741	$ 1,914,899	$ 1,848,825	$ 1,918,064	$ 1,859,188	$ 1,760,175	$ 1,642,313	$ 1,606,764	$ 1,526,072	$ 1,657,183	$ 1,628,260	$ 1,597,479	$ 1,679,091	$ 1,542,406	$ 1,378,843	$ 1,423,215	$ 1,531,013	$ 1,583,712	$ 1,552,619	$ 1,473,663	$ 1,538,726	$ 1,534,162	$ 1,561,339	$ 1,659,689	$ 1,507,855	$ 1,586,668	$ 1,496,936	$ 1,447,968	$ 1,658,946	$ 1,762,663	$ 1,623,863	$ 1,747,952	$ 1,833,800	$ 1,903,370	$ 1,777,706	$ 1,849,720	$ 2,009,092	$ 1,833,048	$ 1,851,818	$ 1,729,412	$ 1,838,267	$ 1,800,753	$ 1,725,447	$ 1,678,937	$ 1,665,231	$ 1,540,210	$ 1,459,548	$ 1,420,866	$ 1,421,878	$ 1,387,878	$ 1,270,681	$ 1,314,788	$ 1,350,760	$ 1,348,918	$ 1,299,331	$ 1,269,999	$ 1,248,642	$ 1,147,336	$ 1,410,971	$ 1,517,592	$ 1,498,631	$ 1,489,494	$ 1,512,835	$ 1,496,632	$ 1,469,053	$ 1,410,640	$ 1,389,242	$ 1,370,423	$ 1,361,653	$ 1,364,815	$ 1,306,689	$ 1,299,650	$ 1,164,772	$ 1,264,543	$ 1,207,174	$ 1,239,976	$ 1,271,082	$ 1,236,739	$ 1,229,272	$ 1,179,905	$ 1,138,883	$ 1,132,982	$ 1,092,453	$ 1,178,116	$ 1,213,866	$ 1,217,436	$ 1,185,957	$ 1,184,447	$ 1,193,918	$ 1,186,301	$ 1,171,481	$ 1,148,928	$ 1,150,393	$ 1,145,431	$ 1,163,746	$ 1,118,834	$ 1,116,981	$ 1,069,261	$ 1,095,805	$ 1,154,818	$ 1,172,178	$ 1,214,376	$ 1,168,916	$ 1,093,273	$ 1,068,551	$ 1,088,289	$ 987,816	$ 992,061	$ 1,028,251	$ 1,014,951	$ 1,016,685	$ 954,893	$ 934,950	$ 992,724	$ 945,567	$ 986,162	$ 988,349	$ 1,039,805	$ 1,029,391	$ 1,061,658	$ 1,000,000